Stockholders' Equity (Details Textual) $ / shares in Units, $ in Millions	1 Months Ended	6 Months Ended
	May 31, 2019 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2019 ₪ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	47,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	10 years
Shares Issued, Price Per Share | ₪ / shares			₪ 0.01
Stock Issued During Period, Shares, Restricted Stock Award, Gross		5,895
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		96,523
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested | $	$ 0.3
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares	$ 7.79
Stock Issued During Period, Value, Stock Options Exercised | $		$ 0.1
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	4 years